Commitment and Contingencies - Leases (Details) $ in Thousands		3 Months Ended
	Aug. 26, 2020 USD ($) ft²	Mar. 31, 2021 USD ($) store	Mar. 31, 2020 USD ($)	Mar. 01, 2021 store	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Total lease commitment		$ 34,290
Selling and administrative expenses
Lessee, Lease, Description [Line Items]
Rental expense		800	$ 500
Cost of sales
Lessee, Lease, Description [Line Items]
Rental expense		$ 500	$ 100
TLA
Lessee, Lease, Description [Line Items]
Number of stores | store		41		41
Minimum | TLA
Lessee, Lease, Description [Line Items]
Lease term		2 years
Maximum | TLA
Lessee, Lease, Description [Line Items]
Lease term		10 years
Average | TLA
Lessee, Lease, Description [Line Items]
Lease term		5 years
Letter of Credit
Lessee, Lease, Description [Line Items]
Cash collaterized letters of credit		$ 2,000			$ 2,000
Los Angeles
Lessee, Lease, Description [Line Items]
Lease term		7 years
Phoenix, Arizona
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²	51,962
Rent free period	4 years
Annual rent increase percent	3.00%
Total lease commitment	$ 4,100
Tenant improvement allowance	$ 800
Phoenix, Arizona | Minimum
Lessee, Lease, Description [Line Items]
Lease renewal term	5 years
Phoenix, Arizona | Maximum
Lessee, Lease, Description [Line Items]
Lease renewal term	10 years